Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Issued Capital [Abstract]
Movements of RSUs

The following outlines the movements of the Company's RSUs:

	Number of RSUs	Weighted Average Grant Price ($)
Balance at September 30, 2021	—	—
Granted	167,849	4.84
Forfeited	(2,005)	4.92
Balance at September 30, 2022	165,844	4.84
Granted	603,703	2.81
Balance at December 31, 2022	769,547	3.25
Granted	1,556,164	1.55
Vested	(257,489)	3.24
Forfeited	(3,102)	2.81
Balance at December 31, 2023	2,065,120	1.97
Granted	1,348,555	1.24
Vested	(738,244)	2.11
Forfeited	(95,156)	2.09
Balance at December 31, 2024	2,580,275	1.55

Summary of Warrants and Share Options

The following outlines the movements of the Company's common share purchase warrants, share options, RSUs and convertible debentures:

	Reserves
	Warrants	Share Based Awards	Convertible Debentures	Total
	($)	($)	($)	($)
Balance at September 30, 2021	9,205	2,199	—	11,404
Exercise of common share purchase warrants	(913)	—	—	(913)
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.	—	8,991	—	8,991
Share-based compensation - share options	—	1,551	—	1,551
Share-based compensation - RSUs	—	341	—	341
Balance at September 30, 2022	8,292	13,082	—	21,374
Share-based compensation - share options	—	845	—	845
Share-based compensation - RSUs	—	201	—	201
Balance at December 31, 2022	8,292	14,128	—	22,420
Vesting of RSUs	—	(826)	—	(826)
Exercise of share options - Golden Valley Abitibi Royalties Ltd	—	(1,823)	—	(1,823)
Convertible debentures:
Equity component of convertible debentures issued for cash, net of taxes	—	—	12,270	12,270
Transaction fees and issuance costs	—	—	(538)	(538)
Share-based compensation - share options	—	1,405	—	1,405
Share-based compensation - RSUs	—	1,318	—	1,318
Balance at December 31, 2023	8,292	14,202	11,732	34,226
Vesting of RSUs	—	(1,551)	—	(1,551)
Exercise of share options - Golden Valley Abitibi Royalties Ltd	—	(301)	—	(301)
Bought deal offering:
Warrants issued for cash	1,003	—	—	1,003
Share-based compensation - share options	—	434	—	434
Share-based compensation - RSUs	—	1,873	—	1,873
Balance at December 31, 2024	9,295	14,657	11,732	35,684

Summary of Share Options Activities

The following outlines the movements of the Company's common share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at September 30, 2021	3,016,200	4.97
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.	2,498,045	1.32
Granted	577,031	4.52
Forfeited	(61,200)	4.26
Balance at September 30, 2022	6,030,076	3.42
Granted	2,271,592	2.58
Forfeited	(65,000)	4.29
Balance at December 31, 2022	8,236,668	3.18
Granted	5,000	2.33
Exercised - Golden Valley Abitibi Royalties Ltd.	(332,298)	1.04
Forfeited - Golden Valley Abitibi Royalties Ltd.	(143,159)	1.04
Balance at December 31, 2023	7,766,211	3.31
Granted	2,094,450	1.24
Exercised - Golden Valley Abitibi Royalties Ltd.	(25,544)	1.29
Forfeited - Golden Valley Abitibi Royalties Ltd.	(111,342)	2.18
Balance at December 31, 2024	9,723,775	2.89

Summary of Fair Value Assumptions

The fair values of the share options granted during the years ended December 31, 2024, and 2023, three months ended December 31, 2022, and year ended September 30, 2022, were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
Risk-free interest rate	4.11%	4.55%	1.90%	1.39%
Expected life (years)	2.88	1.37	2.93	2.87
Expected volatility	55.88%	41.83%	42.12%	47.99%
Expected dividend yield	0.00%	1.72%	0.65%	0.14%
Estimated forfeiture rate	0.83%	13.33%	1.72%	0.05%

Disclosure of range of exercise prices of outstanding share options

A summary of share options outstanding and exercisable as at December 31, 2024, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
1.00 to 1.99	3,986,398	1.30	3.36	2,415,561	1.34	2.33
2.00 to 2.99	2,337,860	2.58	2.87	2,337,860	2.58	2.87
3.00 to 3.99	17,514	3.06	2.39	17,514	3.06	2.39
4.00 to 4.99	877,003	4.86	1.73	877,003	4.86	1.73
5.00 and above	2,505,000	5.00	1.19	2,505,000	5.00	1.19
	9,723,775	2.89	2.53	8,152,938	3.20	2.07